PREPAID EXPENSES AND OTHER CURRENT ASSETS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of
	March 31, 2025	June 30 2024
Prepaid expenses	$-	$6,677
Rental and other deposits	142,867	139,038
Accounts receivable collected by other third parties	2,433,181	1,885,077
Others	127,612	10,320
Total prepaid expenses and other current assets	$2,703,660	$2,041,112

The Company assessed the collectability of prepaid expenses and other current assets, and the Company did not provide any allowance for credit losses. As of the date of these financial statements, approximately 20.7% of the balance of accounts receivable collected by other third parties as of March 31, 2025 had been collected. As of the date of these financial statements, all the accounts receivable collected by other third parties outstanding as of June 30, 2024 had been collected.

Gamehaus Inc [Member]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2024	2023
Prepaid expenses	$6,677	$935,211
Rental and other deposits	139,038	139,660
Accounts receivable collected by other third parties	1,885,077	1,651,378
Others	10,320	5,516
Total prepaid expenses and other current assets	$2,041,112	$2,731,765

The Company assessed the collectability of prepaid expenses and other current assets, and the Company did not provide any allowance for credit losses. As of the date of these financial statements, the Company had collected substantially all the balance of accounts receivable as of June 30, 2024 and 2023, respectively.